Employee benefit expense - Emoluments of the Directors of Rentokil Initial plc (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Highest paid director
Disclosure of defined benefit plans
Aggregate emoluments excluding share options	£ 2,698,700	£ 2,661,200	£ 867,300
Aggregate gains made by Directors on exercise of share options		916,300
Aggregate amount receivable under long-term incentive schemes	831,900	3,340,000.0	3,187,900
Directors' remuneration expense	3,530,600	6,917,500	4,055,200
Other directors
Disclosure of defined benefit plans
Aggregate emoluments excluding share options	1,557,500	1,444,000.0	575,600
Aggregate gains made by Directors on exercise of share options	233,800	370,600
Aggregate amount receivable under long-term incentive schemes	380,300	145,900	1,325,600
Directors' remuneration expense	£ 2,171,600	£ 1,960,500	£ 1,901,200